MILLER INVESTMENT TRUST

March 6, 2019

Securities and Exchange Commission

Public Filing Desk

100 F Street N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Miller Investment Trust – Miller Convertible Bond Fund, Miller Convertible Plus Fund and Miller Intermediate Bond Fund

Post Effective Amendment No. 27 to the Registration Statement on Form N-1A

Registration Statement File Nos. 333-146552 and 811-22131

 Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Miller Investment Trust (the “Trust”), on behalf of the Miller Convertible Bond Fund, Miller Convertible Plus Fund and Miller Intermediate Bond Fund (the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”).

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 27 (SEC Accession No. 0001580642-19-001086) to the Trust’s Registration Statement on Form N-1A as filed electronically with the Securities and Exchange Commission on March 1, 2019.

Questions related to this filing should be directed to Bibb Strench of Thomson Hine LLP at (202) 973-2727.

Very truly yours,

/s/ Darlene Murphy

Darlene Murphy

Secretary